SUBSEQUENT EVENTS	12 Months Ended
Sep. 30, 2021
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS

NOTE 21 - SUBSEQUENT EVENTS

On October 20, 2021 the Company announced that the Company's management has proposed to the Company's Board of Directors regarding a potential distribution upon receiving returns from its prior investments of up to 25%. Any such distribution will be subject to the review and approval of the Board of Directors. The Company plans to review this strategy on an ongoing basis and may amend or forgo at any time in light of the Company's then current financial position, profitability, cash flow, debt, legal requirements and other factors considered relevant. As such, no assurances can be made that any future distribution will be made.

On December 27, 2021, xSigma Corporation entered into a second amendment to the Subscription Agreement with CG Malta(the “Second Amendment”). Pursuant to the Second Amendment, the subscription to the ordinary shares in CG Malta for a total purchase price of US$25 million will be subject to signing of a separate subscription agreement no later than April 30, 2022, of which US$5 million shall be completed no later than February 15, 2022 and another US$5 million shall be completed no later than March 15, 2022.

In preparing these consolidated financial statements, the Company has evaluated events and transactions for potential recognition or disclosure through January 28, 2022, the date the financial statements were available to be issued. No events require adjustment to or disclosure in the consolidated financial statements.